Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from external customers	$ 12,546,285		$ 9,746,036		$ 5,754,146
Intersegment revenues	2,068,494		1,635,536		963,738
Gross margin	4,325,034		3,596,726		1,793,453
Gross margin, percentage	34.50%	[1]	36.90%	[1]	31.20%	[1]
	561,111		474,580		406,675
Loss on write-off of property, plant and equipment	11,006		10,776		20,940
Operating income (loss)	1,831,663		1,532,207		245,644
Income/(loss) from equity investees	304		1,184		1,200
Interest income	16,786		17,167		21,445
Intersegment interest income	137,874		156,333		139,329
Interest Expense	(561,490)	[2]	(558,397)	[2]	(498,986)	[2]
Intersegment interest expense	137,874		156,333		139,329
Segment Assets	19,306,237	[3]	15,778,164	[3]	13,183,311	[3]
Invesments in equity investees	8,150	[4]	8,764	[4]	82,950	[4]
Goodwill	1,151,187	[3],[5]	969,560	[3],[5]	894,374	[3]
Capital expenditures	1,829,545		990,100		612,744
Income tax (expense)/ benefit	(359,880)	[6]	(276,656)	[6]	(18,893)	[6]
Mining
Revenues from external customers	4,139,948		3,050,950		1,713,245
Intersegment revenues	1,052,080		805,215		398,745
Gross margin	2,887,136		2,116,815		840,935
Gross margin, percentage	55.60%	[1]	54.90%	[1]	39.80%	[1]
	328,521		281,392		231,585
Loss on write-off of property, plant and equipment	8,225		2,993		3,496
Operating income (loss)	1,691,385		1,185,892		205,169
Income/(loss) from equity investees	304		(10)		1,518
Interest income	8,864		11,275		10,600
Intersegment interest income	130,096		122,001		96,213
Interest Expense	310,121	[2]	333,633	[2]	255,698	[2]
Intersegment interest expense	197		51		10,167
Segment Assets	10,134,843	[3]	8,159,792	[3]	7,356,647	[3]
Invesments in equity investees	8,150	[4]	8,764	[4]	11,586	[4]
Goodwill	451,627	[3]	475,270	[3]	478,931	[3]
Capital expenditures	1,209,737		621,928		374,737
Income tax (expense)/ benefit	(302,919)		(185,807)		(2,687)
Steel
Revenues from external customers	7,154,417		5,586,224		3,143,282
Intersegment revenues	310,416		247,453		159,020
Gross margin	1,127,129		1,106,434		638,010
Gross margin, percentage	15.10%	[1]	19.00%	[1]	19.30%	[1]
	125,987		110,910		110,292
Loss on write-off of property, plant and equipment	1,965		3,039		1,669
Operating income (loss)	191,748		297,557		(18,497)
Income/(loss) from equity investees			8
Interest income	7,668		5,570		9,980
Intersegment interest income	5,709		29,166		33,884
Interest Expense	221,494	[2]	201,085	[2]	192,143	[2]
Intersegment interest expense	97,462		27,057		28,890
Segment Assets	6,388,274	[3]	4,863,128	[3]	3,165,877	[3]
Goodwill	337,942	[3]	116,157	[3]	120,620	[3]
Capital expenditures	538,995		315,246		200,867
Income tax (expense)/ benefit	(48,613)		(20,953)		(8,412)
Ferroalloy
Revenues from external customers	475,254		455,199		363,652
Intersegment revenues	199,191		173,853		67,157
Gross margin	32,749		95,124		38,381
Gross margin, percentage	4.90%	[1]	15.10%	[1]	8.90%	[1]
	89,986		67,303		48,727
Loss on write-off of property, plant and equipment	816		4,744		15,775
Operating income (loss)	(44,912)		22,958		(27,586)
Interest income	48		184		809
Intersegment interest income	2,069		5,166		9,232
Interest Expense	20,545	[2]	22,112	[2]	50,495	[2]
Intersegment interest expense	31,023		111,129		73,094
Segment Assets	2,226,698	[3]	2,186,668	[3]	2,196,254	[3]
Goodwill	97,621	[3]	103,127	[3]	103,917	[3]
Capital expenditures	62,143		41,712		32,774
Income tax (expense)/ benefit	(1,747)		(64,616)		(2,236)
Energy
Revenues from external customers	776,666		653,663		533,967
Intersegment revenues	506,807		409,015		338,816
Gross margin	308,337		299,277		230,271
Gross margin, percentage	24.00%	[1]	28.20%	[1]	26.40%	[1]
	16,617		14,975		16,071
Operating income (loss)	23,759		46,724		40,702
Income/(loss) from equity investees			1,186		(318)
Interest income	206		138		56
Interest Expense	9,330	[2]	1,567	[2]	650	[2]
Intersegment interest expense	9,192		18,096		27,178
Segment Assets	556,422	[3]	568,576	[3]	464,533	[3]
Invesments in equity investees					71,364	[4]
Goodwill	263,997	[3]	275,006	[3]	190,906	[3]
Capital expenditures	18,670		11,214		4,366
Income tax (expense)/ benefit	(6,601)		(5,280)		(5,558)
Intersegment Elimination
Gross margin	(30,317)	[7]	(20,924)	[7]	45,856	[7]
Operating income (loss)	$ (30,317)	[7]	$ (20,924)	[7]	$ 45,856	[7]

[1]	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
[2]	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
[3]	Net of effects of intersegment eliminations
[4]	Included in total segment assets.
[5]	See Note 3(f)
[6]	See Note 19
[7]	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).